Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 1,124,492	$ 1,329,433	$ 0
Due from sponsor	713	713	0
Prepaid expenses	80,417	86,667	8,502
Deferred offering costs		0	59,044
Total Current Assets	1,205,622	1,416,813	67,546
Long-term prepaid insurance	0	14,167	0
Marketable securities held in Trust Account	241,144,179	239,042,295	0
TOTAL ASSETS	242,349,801	240,473,275	67,546
LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT
Accrued expenses	1,777,147	1,036,287	2,750
Accrued offering costs	75,000	75,000	0
Total Current Liabilities	1,852,147	1,111,287	61,117
PIPE Subscription Agreements liability	16,539,057	15,274,088	0
Deferred Advisory fee	6,900,000	6,900,000	0
Deferred underwriting fee	6,900,000	6,900,000	0
TOTAL LIABILITIES	32,191,204	30,185,375	61,117
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS' EQUITY (DEFICIT)
Class A Ordinary Shares subject to possible redemption; 23,000,000 and no shares at redemption value of $10.39 and $0 per share as of December 31, 2025 and 2024, respectively	241,144,179	239,042,295	0
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of March 31, 2026 and December 31, 2025	0	0	0
Additional paid-in capital	0	0	24,425
Accumulated deficit	(30,986,157)	(28,754,970)	(18,571)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	(30,985,582)	(28,754,395)	6,429
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' EQUITY (DEFICIT)	242,349,801	240,473,275	67,546
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	0	0	0
Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	$ 575	575	575
Related Party
LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT
IPO Promissory Note - related party		$ 0	$ 58,367